Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Policyholder Account Balance [Line Items]
Beginning balance	¥ 138,027	¥ 136,257
Effect of changes other than through net income and other comprehensive income	(10,702)	(23,553)
Surrenders and withdrawals	(2,443)	(4,881)
Transfer in	(1,776)	(7,833)
Benefit payments	(6,462)	(10,748)
Others	(21)	(91)
Changes through net income	18,387	25,594
Effect of changes in fair value of corresponding investment assets	21,690	33,288
Fee income	(1,825)	(3,397)
Effect of changes in fair value of market risk benefits	(1,478)	(4,297)
Changes through other comprehensive income	(42)	(271)
Effect of changes in the instrument-specific credit risk	(42)	(271)
Ending balance	145,670	138,027
Policy account balances	152,164	143,000
Market risk benefits	(6,494)	(4,973)
Total	¥ 145,670	¥ 138,027